-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04963
                                   ---------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue            Berwyn, Pennsylvania               19312
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                  Kevin M. Ryan

The Killen Group, Inc.      1189 Lancaster Avenue     Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           -----------------------------

Date of reporting period:       September 30, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 83.6%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 2.7%
   193,666   Ducommun, Inc.                                        $  4,624,744
                                                                   ------------

             AIRLINES -- 1.9%
   208,700   SkyWest, Inc.                                            3,339,200
                                                                   ------------

             AUTO PARTS & EQUIPMENT -- 1.9%
   454,800   Exide Technologies +                                     3,356,424
                                                                   ------------

             AUTO - TRUCK TRAILERS -- 2.8%
   507,475   Wabash National Corp.                                    4,795,639
                                                                   ------------

             BANKS -- 6.5%
   221,500   Old National Bancorp                                     4,434,430
   173,598   Suffolk Bancorp                                          6,841,497
                                                                   ------------
                                                                     11,275,927
                                                                   ------------
             BUILDING MATERIALS -- 0.1%
    23,290   Patrick Industries, Inc. +                                 117,615
                                                                   ------------

             COMMERCIAL PRINTING -- 5.1%
   201,131   Courier Corp.                                            3,996,473
   305,500   Ennis, Inc.                                              4,723,030
                                                                   ------------
                                                                      8,719,503
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
   200,000   3Com Corp. +                                               466,000
                                                                   ------------

             COMPUTERS -- 4.8%
   308,300   Agilysys, Inc.                                           3,119,996
   734,308   CIBER, Inc. +                                            5,132,813
                                                                   ------------
                                                                      8,252,809
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 2.9%
   140,000   Granite Construction, Inc.                               5,014,800
                                                                   ------------

             ELECTRICAL COMPONENTS & EQUIPMENT -- 2.4%
   297,700   Advanced Energy Industries, Inc. +                       4,081,467
                                                                   ------------

             ELECTRONICS -- 2.3%
   448,425   Methode Electronics, Inc.                                4,008,920
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 83.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             FOOD -- 2.9%
   319,800   Chiquita Brands International, Inc. +                 $  5,056,038
                                                                   ------------

             HAND/MACHINE TOOLS -- 0.2%
    34,050   Hardinge, Inc.                                             432,435
                                                                   ------------

             HEALTH CARE - SERVICES -- 4.1%
   154,500   LifePoint Hospitals, Inc. +                              4,957,905
   113,950   RehabCare Group, Inc. +                                  2,062,495
                                                                   ------------
                                                                      7,020,400
                                                                   ------------
             HOME FURNISHINGS -- 5.8%
   180,800   Ethan Allen Interiors, Inc.                              5,066,016
   274,847   Hooker Furniture Corp.                                   4,862,043
                                                                   ------------
                                                                      9,928,059
                                                                   ------------
             INSURANCE -- 8.3%
   548,900   American Equity Investment Life Holding Co.              4,116,750
   120,638   FPIC Insurance Group, Inc. +                             6,356,416
   292,350   Horace Mann Educators Corp.                              3,762,544
                                                                   ------------
                                                                     14,235,710
                                                                   ------------
             INVESTMENT BANK/BROKER -- 1.8%
   675,100   LaBranche & Co., Inc. +                                  3,037,950
                                                                   ------------

             MACHINERY -- 1.8%
    90,500   Tennant Co.                                              3,100,530
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 2.5%
   616,900   Sturm, Ruger & Co., Inc. +                               4,281,286
                                                                   ------------

             OFFICE FURNITURE PRODUCTS -- 1.5%
   177,000   Knoll, Inc.                                              2,676,240
                                                                   ------------

             OIL & GAS -- 3.7%
   222,900   Callon Petroleum Co. +                                   4,018,887
    79,600   Southwestern Energy Co. +                                2,430,984
                                                                   ------------
                                                                      6,449,871
                                                                   ------------
             OIL & GAS SERVICES -- 3.7%
    31,675   CARBO Ceramics, Inc.                                     1,634,747
    83,431   Gulf Island Fabrication, Inc.                            2,880,038
   261,550   Newpark Resources, Inc. +                                1,909,315
                                                                   ------------
                                                                      6,424,100
                                                                   ------------
             RECREATIONAL VEHICLES -- 0.3%
   242,425   Monaco Coach Corp.                                         472,729
                                                                   ------------

             RETAIL -- 3.0%
   153,200   Genesco, Inc. +                                          5,129,136
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 83.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             RETAIL - FOOD -- 2.5%
   194,194   Ingles Markets, Inc. - Class A                        $  4,396,552
                                                                   ------------

             SAVINGS & LOANS -- 0.3%
    61,943   CFS Bancorp, Inc.                                          557,487
                                                                   ------------

             SEMICONDUCTORS -- 5.0%
   277,050   Cohu, Inc.                                               4,366,308
   501,300   Rudolph Technologies, Inc. +                             4,200,894
                                                                   ------------
                                                                      8,567,202
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT -- 0.4%
   159,187   Tollgrade Communications, Inc. +                           668,585
                                                                   ------------

             TRANSPORTATION -- 2.1%
   299,800   YRC Worldwide, Inc. +                                    3,585,608
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $159,410,451)               $144,072,966
                                                                   ------------

================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 2.7%                             VALUE
--------------------------------------------------------------------------------

    70,000   iShares Russell 2000 Value Index Fund
               (Cost $5,219,845)                                   $  4,706,800
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 9.6%                                VALUE
--------------------------------------------------------------------------------

 8,232,500   First American Government Obligations Fund -
               Class Y, 1.66%*                                     $  8,232,500
 8,232,500   First American Treasury Obligations Fund -
               Class Y, 0.42%*                                        8,232,500
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $16,465,000)           $ 16,465,000
                                                                   ------------

================================================================================
 PAR VALUE   REPURCHASE AGREEMENTS -- 5.5%                             VALUE
--------------------------------------------------------------------------------

$9,417,350   U.S. Bank N.A., 0.50%, dated 09/30/08, due 10/01/08
               repurchase proceeds: $9,417,481 (Cost $9,417,350) # $  9,417,350
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 101.4%
               (Cost $190,512,646)                                 $174,662,116

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%)         (2,404,174)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $172,257,942
                                                                   ============

+     Non-income producing security.
* Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.
# Repurchase agreement is fully collateralized by $6,156,822 FGCI, Series G11649, 4.50%, due 02/01/20 and $3,260,528 FGCI, Series E99430, 4.50%, due
      09/01/18. The aggregate market value of the collateral at September 30, 2008 was $9,605,442.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 22.9%                                    VALUE
--------------------------------------------------------------------------------

             AUTO PARTS -- 0.9%
   148,000   Gentex Corp.                                          $  2,111,960
                                                                   ------------

             BANKS -- 2.8%
   106,000   Old National Bancorp                                     2,122,120
    44,227   Suffolk Bancorp                                          1,742,986
    60,000   TCF Financial Corp.                                      1,080,000
    52,000   U.S. Bancorp                                             1,873,040
                                                                   ------------
                                                                      6,818,146
                                                                   ------------
             COMMERCIAL PRINTING -- 1.4%
   218,800   Ennis, Inc.                                              3,382,648
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 0.8%
    39,000   JPMorgan Chase & Co.                                     1,821,300
                                                                   ------------

             ELECTRIC UTILITIES -- 0.4%
    30,000   MGE Energy, Inc.                                         1,067,700
                                                                   ------------

             ELECTRONICS -- 1.7%
   459,271   Methode Electronics, Inc.                                4,105,883
                                                                   ------------

             FOOD -- 1.9%
    94,000   ConAgra Foods, Inc.                                      1,829,240
    83,000   Kraft Foods, Inc. - Class A                              2,718,250
                                                                   ------------
                                                                      4,547,490
                                                                   ------------
             FOOD - WHOLESALE -- 1.0%
    83,000   SYSCO Corp.                                              2,558,890
                                                                   ------------

             GAS UTILITIES -- 0.5%
    46,000   Atmos Energy Corp.                                       1,224,520
                                                                   ------------

             HEALTH CARE - PRODUCTS -- 1.3%
    47,000   Johnson & Johnson                                        3,256,160
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 0.1%
     5,000   Kimberly-Clark Co.                                         324,200
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 0.4%
    75,600   Callaway Golf Co.                                        1,063,692
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 22.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             MEDICAL SUPPLIES -- 1.4%
   165,047   Hillenbrand Industries, Inc.                          $  3,327,347
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 2.0%
    36,000   3M Co.                                                   2,459,160
    96,000   General Electric Co.                                     2,448,000
                                                                   ------------
                                                                      4,907,160
                                                                   ------------
             MOTORCYCLES -- 0.7%
    42,500   Harley-Davidson, Inc.                                    1,585,250
                                                                   ------------

             PHARMACEUTICALS -- 2.9%
    19,000   Abbott Laboratories                                      1,094,020
    69,000   AstraZeneca PLC - ADR                                    3,027,720
    68,000   GlaxoSmithKline PLC - ADR                                2,955,280
                                                                   ------------
                                                                      7,077,020
                                                                   ------------
             RETAIL - FOOD -- 0.8%
    84,000   Ingles Markets, Inc. - Class A                           1,901,760
                                                                   ------------

             SEMICONDUCTORS -- 0.7%
    94,000   Intel Corp.                                              1,757,800
                                                                   ------------

             SOFTWARE -- 1.2%
   114,000   Microsoft Corp.                                          3,040,380
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $55,787,689)                $ 55,879,306
                                                                   ------------

================================================================================
    SHARES   PREFERRED STOCKS -- 1.4%                                  VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS -- 1.4%
    76,000   Grace Acquisition PFD B                               $    596,129
   109,748   Realty Income Corp. PFD                                  2,733,822
                                                                   ------------
             TOTAL PREFERRED STOCKS (Cost $4,545,837)              $  3,329,951
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 63.1%                                  VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 1.2%
$3,000,000   Hexcel Corp. 6.75% 02/01/15                           $  2,880,000
                                                                   ------------

             AIRLINES -- 0.3%
   708,000   Southwest Airlines Co. 5.25% 10/01/14                      651,738
                                                                   ------------

             BOOK PUBLISHING -- 0.9%
 2,430,000   McGraw-Hill Cos., Inc. (The) 6.55% 11/15/37              2,309,032
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 63.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             CHEMICALS -- 0.5%
$1,160,000   Union Carbide Corp. 6.70% 04/01/09                    $  1,161,209
                                                                   ------------

             COMMERCIAL PRINTING -- 1.9%
 5,966,000   Cenveo, Inc. 7.875% 12/01/13                             4,593,820
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 2.1%
 5,900,000   School Specialty, Inc. 3.75% 11/30/26 CV                 5,029,750
                                                                   ------------

             COMPUTER SERVICES -- 2.0%
 5,000,000   CIBER, Inc. 2.875% 12/15/23 CV                           4,962,500
                                                                   ------------

             CONSUMER PRODUCTS -- 2.3%
 5,861,000   Church & Dwight Co., Inc. 6.00% 12/15/12                 5,538,645
                                                                   ------------

             CORRECTIONAL FACILITIES -- 3.1%
   930,000   Corrections Corp. of America 7.50% 05/01/11                926,513
 5,055,000   Corrections Corp. of America 6.25% 03/15/13              4,726,425
 2,045,000   GEO Group, Inc. (The) 8.25% 07/15/13                     2,029,662
                                                                   ------------
                                                                      7,682,600
                                                                   ------------
             COSMETICS/PERSONAL CARE -- 2.4%
 6,142,000   Chattem, Inc. 7.00% 03/01/14                             5,773,480
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.5%
 2,299,000   CIT Group, Inc. 2.93%** floating rate 08/17/09           1,849,739
 1,000,000   General Electric Capital Corp. 5.625% 05/01/18             845,276
   710,000   Goldman Sachs Group, Inc. (The) 7.80% 01/28/10             682,511
 1,000,000   Goldman Sachs Group, Inc. (The) 5.00% 01/15/11             901,935
 2,000,000   Morgan Stanley 3.875% 01/15/09                           1,840,036
                                                                   ------------
                                                                      6,119,497
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 1.2%
 3,000,000   Itron, Inc. 7.75% 05/15/12                               2,977,500
                                                                   ------------

             ELECTRIC UTILITIES -- 4.8%
 3,000,000   Black Hills Corp. 6.50% 05/15/13                         2,897,841
 4,175,000   Constellation Energy Group, Inc. 4.55% 06/15/15          3,579,624
 1,884,000   Duke Energy Corp. 6.52% 03/15/09                         1,899,110
 3,577,000   PSEG Power, Inc. 5.50% 12/01/15                          3,227,062
                                                                   ------------
                                                                     11,603,637
                                                                   ------------
             FOOD -- 1.7%
 3,314,000   Chiquita Brands International, Inc. 7.50% 11/01/14       2,551,780
 2,018,000   Chiquita Brands International, Inc. 8.875% 12/01/15      1,634,580
                                                                   ------------
                                                                      4,186,360
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 63.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - EQUIPMENT -- 0.9%
$2,300,000   Bard (C.R.), Inc. 6.70% 12/01/26                      $  2,298,914
                                                                   ------------

             HEALTH CARE - SERVICES -- 4.5%
 4,550,000   Humana, Inc. 6.30% 08/01/18                              4,021,281
 2,000,000   Omnicare, Inc. 6.125% 06/01/13                           1,785,000
   275,000   Omnicare, Inc. 6.75% 12/15/13                              249,563
 4,041,000   Omnicare, Inc. 3.25% 12/15/35 CV                         2,646,855
   980,000   Quest Diagnostics, Inc. 5.45% 11/01/15                     928,974
   500,000   Quest Diagnostics, Inc. 6.40% 07/01/17                     485,952
 1,000,000   Quest Diagnostics, Inc. 6.95% 07/01/37                     958,004
                                                                   ------------
                                                                     11,075,629
                                                                   ------------
             INFORMATION SERVICES -- 2.1%
 2,455,000   Equifax, Inc. 6.30% 07/01/17                             2,282,654
 2,070,000   Equifax, Inc. 6.90% 07/01/28                             1,884,476
 1,075,000   Equifax, Inc. 7.00% 07/01/37                               906,675
                                                                   ------------
                                                                      5,073,805
                                                                   ------------
             INSURANCE -- 3.9%
 7,900,000   American Equity Investment Life Co. 5.25% 12/06/24 CV    5,855,875
 3,557,000   CNA Financial Corp. 6.60% 12/15/08                       3,554,009
                                                                   ------------
                                                                      9,409,884
                                                                   ------------
             MEDIA -- 1.6%
   240,000   Comcast Corp. 6.20% 11/15/08                               240,120
 1,256,000   Comcast Corp. 5.30% 01/15/14                             1,151,212
 1,664,000   TCI Communications, Inc. 7.875% 02/15/26                 1,602,241
 1,000,000   TCI Communications, Inc. 7.125% 02/15/28                   896,411
                                                                   ------------
                                                                      3,889,984
                                                                   ------------
             METAL PRODUCTS -- 0.7%
 1,900,000   Valmont Industries, Inc. 6.875% 05/01/14                 1,843,000
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 0.5%
 1,333,000   General Electric Co. 5.25% 12/06/17                      1,166,418
                                                                   ------------

             OIL & GAS -- 1.9%
 3,938,000   Callon Petroleum Co. 9.75% 12/08/10                      3,682,030
 1,100,000   Frontier Oil Corp. 6.625% 10/01/11                       1,039,500
                                                                   ------------
                                                                      4,721,530
                                                                   ------------
             PACKAGING & CONTAINERS -- 2.1%
 5,657,000   Silgan Holdings, Inc. 6.75% 11/15/13                     5,147,870
                                                                   ------------

             PHARMACEUTICALS -- 0.5%
 1,380,000   Valeant Pharmaceuticals Intl. 3.00% 08/16/10 CV          1,304,100
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 63.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS -- 1.9%
$2,000,000   Health Care REIT, Inc. 8.00% 09/12/12                 $  1,994,788
 2,530,000   Health Care REIT, Inc. 6.00% 11/15/13                    2,314,188
   325,000   Health Care REIT, Inc. 5.875% 05/15/15                     286,068
                                                                   ------------
                                                                      4,595,044
                                                                   ------------
             RETAIL -- 3.9%
 4,251,000   F.W. Woolworth Co. 8.50% 01/15/22                        3,847,155
   107,000   Home Depot, Inc. (The) 5.25% 12/16/13                       98,534
 1,200,000   Home Depot, Inc. (The) 5.40% 03/01/16                    1,020,382
 3,363,000   Home Depot, Inc. (The) 5.875% 12/16/36                   2,364,098
   500,000   Kohl's Corp. 7.375% 10/15/11                               522,486
 2,000,000   Wal-Mart Stores, Inc. 5.25% 09/01/35                     1,598,670
                                                                   ------------
                                                                      9,451,325
                                                                   ------------
             RETAIL - FOOD -- 2.1%
 5,035,000   Ingles Markets, Inc. 8.875% 12/01/11                     5,047,588
                                                                   ------------

             TELECOMMUNICATIONS -- 4.3%
 2,000,000   Ameritech 6.875% 10/15/27                                2,028,392
 3,695,000   Cincinnati Bell, Inc. 8.375% 01/15/14                    3,214,650
 1,157,000   GTE Northwest, Inc. 6.30% 06/01/10                       1,169,310
 2,865,000   Nextel Communications, Inc. 7.375% 08/01/15              1,890,900
 1,200,000   Sprint Capital Corp. 6.875% 11/15/28                       804,000
 1,500,000   Verizon Communications, Inc. 4.75% 10/01/13              1,377,195
                                                                   ------------
                                                                     10,484,447
                                                                   ------------
             TOYS/GAMES/HOBBIES -- 1.4%
   180,000   Hasbro, Inc. 6.30% 09/15/17                                173,681
 3,680,000   Hasbro, Inc. 6.60% 07/15/28                              3,254,691
                                                                   ------------
                                                                      3,428,372
                                                                   ------------
             TRANSPORTATION -- 3.9%
 3,412,000   Bristow Group, Inc. 6.125% 06/15/13                      3,053,740
 1,060,000   Westinghouse Air Brake Technologies Corp.
               6.875% 07/31/13                                        1,038,800
 5,455,000   Yellow Roadway Corp. 8.25% 12/01/08                      5,400,450
                                                                   ------------
                                                                      9,492,990
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $166,853,232)             $153,900,668
                                                                   ------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.7%                VALUE
--------------------------------------------------------------------------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.7%
$3,916,000   4.00% 06/03/14                                        $  3,817,540
 2,895,000   5.375% 04/11/22                                          2,888,747
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $6,485,586)                                   $  6,706,287
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES -- 3.6%                        VALUE
--------------------------------------------------------------------------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
$2,230,785   Pool #811460 5.00% 06/01/20                           $  2,217,210
   930,392   Pool #816407 5.00% 07/01/20                                924,731
 1,026,381   Pool #256154 5.00% 03/01/21                              1,020,136
 4,546,653   Pool #888638 5.50% 09/01/37                              4,537,483
                                                                   ------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,594,422)    $  8,699,560
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 7.1%                                VALUE
--------------------------------------------------------------------------------

 8,626,836   First American Government Obligations Fund -
               Class Y, 1.66%*                                     $  8,626,836
 8,626,836   First American Treasury Obligations Fund -
               Class Y, 0.42%*                                        8,626,836
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $17,253,672)           $ 17,253,672
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.8%
               (Cost $259,520,438)                                 $245,769,444

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)         (2,047,896)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $243,721,548
                                                                   ============

* Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.
**    The rate shown is the effective rate at September 30, 2008.
ADR   American Depositary Receipt sponsored by a U.S. depositary bank.
CV    Convertible Security.
PFD   Preferred Stock.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 90.2%                                    VALUE
--------------------------------------------------------------------------------

             AUTO PARTS & EQUIPMENT -- 5.4%
    14,250   Gentex Corp.                                          $    203,347
    14,100   TRW Automotive Holdings Corp. +                            224,331
                                                                   ------------
                                                                        427,678
                                                                   ------------
             BANKS -- 3.1%
    14,375   New York Community Bancorp, Inc.                           241,356
                                                                   ------------

             COMPUTERS -- 2.9%
     5,000   Hewlett-Packard Co.                                        231,200
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 4.3%
     7,250   JPMorgan Chase & Co.                                       338,575
                                                                   ------------

             ELECTRIC UTILITIES -- 2.3%
     4,150   Progress Energy, Inc.                                      178,990
                                                                   ------------

             ENVIRONMENTAL CONTROL -- 1.8%
     4,575   Waste Management, Inc.                                     144,067
                                                                   ------------

             FOOD -- 3.1%
    12,475   ConAgra Foods, Inc.                                        242,763
                                                                   ------------

             FOOD - WHOLESALE -- 3.4%
     8,700   SYSCO Corp.                                                268,221
                                                                   ------------

             HEALTH CARE - PRODUCTS -- 3.7%
     4,175   Johnson & Johnson                                          289,244
                                                                   ------------

             HOME FURNISHINGS -- 3.1%
     8,825   Ethan Allen Interiors, Inc.                                247,276
                                                                   ------------

             INSURANCE -- 7.7%
     5,275   Allstate Corp. (The)                                       243,283
    14,375   Unum Group                                                 360,813
                                                                   ------------
                                                                        604,096
                                                                   ------------
             MEDIA -- 1.1%
     2,700   Walt Disney Co. (The)                                       82,863
                                                                   ------------

             MEDICAL SUPPLIES -- 3.0%
    11,800   Hillenbrand Industries, Inc.                               237,888
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 90.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             METALS - ALUMINUM -- 2.5%
     8,675   Alcoa, Inc.                                           $    195,882
                                                                   ------------

             MISCELLANEOUS MANUFACTURING -- 5.8%
     3,425   3M Co.                                                     233,962
     8,650   General Electric Co.                                       220,575
                                                                   ------------
                                                                        454,537
                                                                   ------------
             MOTORCYCLES -- 3.0%
     6,275   Harley-Davidson, Inc.                                      234,057
                                                                   ------------

             OIL & GAS -- 3.5%
     3,350   Chevron Corp.                                              276,308
                                                                   ------------

             OIL FIELD SERVICES -- 2.8%
    11,625   BJ Services Co.                                            222,386
                                                                   ------------

             PHARMACEUTICALS -- 12.8%
     4,625   Abbott Laboratories                                        266,308
     6,550   AstraZeneca PLC - ADR                                      287,414
     5,925   GlaxoSmithKline PLC - ADR                                  257,501
    10,400   Pfizer, Inc.                                               191,776
                                                                   ------------
                                                                      1,002,999
                                                                   ------------
             RETAIL -- 2.5%
     5,225   Best Buy Co., Inc.                                         195,937
                                                                   ------------

             SEMICONDUCTORS -- 8.0%
    11,550   Intel Corp.                                                215,985
    14,425   QLogic Corp. +                                             221,424
    24,175   Teradyne, Inc. +                                           188,807
                                                                   ------------
                                                                        626,216
                                                                   ------------
             SOFTWARE -- 3.2%
     9,450   Microsoft Corp.                                            252,032
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
     3,800   Coach, Inc. +                                               95,152
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $7,654,966)                 $  7,089,723
                                                                   ------------

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 4.6%                             VALUE
--------------------------------------------------------------------------------

     2,725   iShares S&P MidCap 400 Index Fund                     $    197,181
     2,425   iShares S&P MidCap 400 Value Index Fund                    166,597
                                                                   ------------
             TOTAL EXCHANGE TRADED FUNDS (Cost $364,901)           $    363,778
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 5.4%                                VALUE
--------------------------------------------------------------------------------

   214,350   First American Government Obligations Fund -
               Class Y, 1.66%*                                     $    214,350
   214,350   First American Treasury Obligations Fund -
               Class Y, 0.42%*                                          214,350
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $428,700)              $    428,700
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.2%
               (Cost $8,448,567)                                   $  7,882,201

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)            (18,004)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $  7,864,197
                                                                   ============

+     Non-income producing security.
* Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.
ADR   American Depositary Receipt sponsored by a U.S. depositary bank.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of September 30, 2008:

                                                                                 BERWYN
                                                                  BERWYN       CORNERSTONE
VALUATION INPUTS                                BERWYN FUND    INCOME FUND        FUND
---------------------------------------------   ------------   ------------   ------------
Level 1 - Quoted Prices                         $174,662,116   $ 76,462,929   $  7,882,201
Level 2 - Other Significant Observable Inputs             --    169,306,515             --
                                                ------------   ------------   ------------
TOTAL                                           $174,662,116   $245,769,444   $  7,882,201
                                                ============   ============   ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

At September 30, 2008, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

                                                                     Berwyn
                                   Berwyn        Berwyn Income     Cornerstone
                                    Fund             Fund             Fund
                                -------------    -------------    -------------

Cost of portfolio investments   $ 191,073,688    $ 259,781,240    $   8,454,924
                                =============    =============    =============

Gross unrealized appreciation   $  11,394,871    $   3,897,224    $     401,618
Gross unrealized depreciation     (27,806,443)     (17,909,020)        (974,341)
                                -------------    -------------    -------------

Net unrealized depreciation     $ (16,411,572)   $ (14,011,796)   $    (572,723)
                                =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------
                                    Robert E. Killen, President

Date         November 10, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------

                                    Robert E. Killen, President

Date         November 10, 2008
       -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------

                                    Mark J. Seger, Treasurer

Date         November 10, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.